Financing Receivables (Details) (USD $) In Millions, unless otherwise specified					12 Months Ended				12 Months Ended				12 Months Ended				12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011 Net investment in sales-type and direct financing leases	Dec. 31, 2010 Net investment in sales-type and direct financing leases	Dec. 31, 2011 Net investment in sales-type and direct financing leases Financing receivable, upper range of payment terms Y	Dec. 31, 2011 Net investment in sales-type and direct financing leases Financing receivable, lower range of payment terms Y	Dec. 31, 2011 Commercial financing receivables	Dec. 31, 2010 Commercial financing receivables	Dec. 31, 2011 Commercial financing receivables Financing receivable, upper range of payment terms D	Dec. 31, 2011 Commercial financing receivables Financing receivable, lower range of payment terms D	Dec. 31, 2011 Client loan receivables	Dec. 31, 2010 Client loan receivables	Dec. 31, 2011 Client loan receivables Financing receivable, upper range of payment terms Y	Dec. 31, 2011 Client loan receivables Financing receivable, lower range of payment terms Y	Dec. 31, 2011 Installment payment receivables	Dec. 31, 2010 Installment payment receivables	Dec. 31, 2011 Installment payment receivables Financing receivable, upper range of payment terms Y	Dec. 31, 2011 Installment payment receivables Financing receivable, lower range of payment terms Y
Financing receivables, current
Financing receivables, net, current	$ 16,901	$ 16,257	$ 3,765	$ 3,945			$ 7,095	$ 6,777			$ 5,195	$ 4,718			$ 846	$ 816
Financing receivables, noncurrent
Financing receivables, net, noncurrent	10,776	10,548	5,406	5,384			34	43			4,925	4,734			410	388
Financing receivables
Financing receivable, payment terms					6	2			90	30			7	1			3	1
Sales-type and direct financing leases, unguaranteed residual value			745	871
Sales-type and direct financing leases, unearned income			733	816
Allowance for credit losses			118	126			53	58			126	160			51	56
Scheduled maturities of minimum lease payments outstanding as a percentage of the total, 2012 (as a percent)			44.00%
Scheduled maturities of minimum lease payments outstanding as a percentage of the total, 2013 (as a percent)			28.00%
Scheduled maturities of minimum lease payments outstanding as a percentage of the total, 2014 (as a percent)			18.00%
Scheduled maturities of minimum lease payments outstanding as a percentage of the total, 2015 (as a percent)			7.00%
Scheduled maturities of minimum lease payments outstanding as a percentage of the total, 2016 and beyond (as a percent)			3.00%
Financing receivables used as collateral for non-recourse borrowings	$ 324	$ 302